UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   767 Fifth Avenue, 19th Floor, New York, New York 10153


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $    2,798,271
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALCOA INC                    NOTE 5.250% 3/1 013817AT8   20,775  7,500,000 PRN      SOLE                 7,500,000      -    -
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0 018581AD0    5,984  5,000,000 PRN      SOLE                 5,000,000      -    -
ALLIANCE ONE INTL INC        COM             018772103      895    222,531 SH       SOLE                   222,531      -    -
ALLIANCE ONE INTL INC        NOTE 5.500% 7/1 018772AQ6   11,798 11,000,000 PRN      SOLE                11,000,000      -    -
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR   03524A108    6,306    110,300 SH       SOLE                   110,300      -    -
ANNALY CAP MGMT INC          COM             035710909    3,141    180,000 SH  CALL SOLE                   180,000      -    -
ANNALY CAP MGMT INC          NOTE 4.000% 2/1 035710AA0    8,187  7,000,000 PRN      SOLE                 7,000,000      -    -
APOLLO COML REAL EST FIN INC COM             03762U105    7,209    440,900 SH       SOLE                   440,900      -    -
AUXILIUM PHARMACEUTICALS INC COM             05334D107   44,929  2,092,646 SH       SOLE                 2,092,646      -    -
BHP BILLITON LTD             SPONSORED ADR   088606958  287,640  3,000,000 SH  PUT  SOLE                 3,000,000      -    -
BP PLC                       SPONSORED ADR   055622904  146,201  3,312,200 SH  CALL SOLE                 3,312,200      -    -
CAPITALSOURCE INC            COM             14055X102  196,414 27,899,695 SH       SOLE                27,899,695      -    -
CAPLEASE INC                 COM             140288101   27,045  4,935,247 SH       SOLE                 4,935,247      -    -
CARDERO RES CORP             COM             14140U105   16,868  8,925,051 SH       SOLE                 8,925,051      -    -
CHESAPEAKE ENERGY CORP       COM             165167957    3,352    100,000 SH  PUT  SOLE                   100,000      -    -
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1 165167BZ9    8,840  8,000,000 PRN      SOLE                 8,000,000      -    -
CIGNA CORP                   COM             125509109   57,550  1,299,689 SH       SOLE                 1,299,689      -    -
COLONY FINL INC              COM             19624R106   44,157  2,345,061 SH       SOLE                 2,345,061      -    -
CRUDE CARRIERS CORPORATION   COM             Y1820X106    3,191    211,171 SH       SOLE                   211,171      -    -
D R HORTON INC               COM             23331A109   21,424  1,838,964 SH       SOLE                 1,838,964      -    -
DISCOVERY COMMUNICATNS NEW   COM SER C       25470F302      765     21,725 SH       SOLE                    21,725      -    -
E TRADE FINANCIAL CORP       COM NEW         269246401   55,697  3,563,459 SH       SOLE                 3,563,459      -    -
E TRADE FINANCIAL CORP       NOTE 8/3        269246AZ7   41,036 27,154,000 PRN      SOLE                27,154,000      -    -
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1 292659AA7   15,036 24,599,000 PRN      SOLE                24,599,000      -    -
EQUINIX INC                  COM NEW         29444U952    1,275     14,000 SH  PUT  SOLE                    14,000      -    -
EQUINIX INC                  NOTE 3.000%10/1 29444UAG1    7,353  6,800,000 PRN      SOLE                 6,800,000      -    -
EXPEDIA INC DEL              COM             30212P105   48,590  2,144,328 SH       SOLE                 2,144,328      -    -
EXTERRAN HLDGS INC           NOTE 4.250% 6/1 30225XAA1    6,169  5,000,000 PRN      SOLE                 5,000,000      -    -
GLOBE SPECIALTY METALS INC   COM             37954N206   97,787  4,296,445 SH       SOLE                 4,296,445      -    -
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0 42805TAA3   17,819  8,854,000 PRN      SOLE                 8,854,000      -    -
ICONIX BRAND GROUP INC       COM             451055107  155,224  7,226,466 SH       SOLE                 7,226,466      -    -
ISHARES TR                   S&P 500 INDEX   464287950  253,094  1,910,000 SH  PUT  SOLE                 1,910,000      -    -
ITRON INC                    COM             465741106    1,787     31,657 SH       SOLE                    31,657      -    -
JOURNAL COMMUNICATIONS INC   CL A            481130102    9,513  1,585,497 SH       SOLE                 1,585,497      -    -
LIBERTY MEDIA CORP           DEB 3.250% 3/1  530715AR2    8,206 10,000,000 PRN      SOLE                10,000,000      -    -
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708  126,861  1,634,811 SH       SOLE                 1,634,811      -    -
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0 535678AC0    4,290  4,000,000 PRN      SOLE                 4,000,000      -    -
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    1,187     30,000 SH       SOLE                    30,000      -    -
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105      639     26,800 SH       SOLE                    26,800      -    -
MADISON SQUARE GARDEN INC    CL A            55826P100   58,127  2,153,641 SH       SOLE                 2,153,641      -    -
MECHEL OAO                   SPON ADR PFD    583840509   23,985  2,198,450 SH       SOLE                 2,198,450      -    -
MEDCO HEALTH SOLUTIONS INC   COM             58405U102   18,131    322,851 SH       SOLE                   322,851      -    -
MEDCO HEALTH SOLUTIONS INC   COM             58405U902   20,779    370,000 SH  CALL SOLE                   370,000      -    -
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0 595112AH6    5,371  5,000,000 PRN      SOLE                 5,000,000      -    -
MODUSLINK GLOBAL SOLUTIONS I COM             60786L107    3,298    603,988 SH       SOLE                   603,988      -    -
NORDION INC                  COM             65563C105  131,497 11,124,943 SH       SOLE                11,124,943      -    -
NVR INC                      COM             62944T105   49,760     65,820 SH       SOLE                    65,820      -    -
OVERSEAS SHIPHOLDING GROUP I COM             690368105      964     30,000 SH       SOLE                    30,000      -    -
PENN VA CORP                 COM             707882106   12,789    754,071 SH       SOLE                   754,071      -    -
RTI INTL METALS INC          NOTE 3.000%12/0 74973WAA5   19,727 17,000,000 PRN      SOLE                17,000,000      -    -
SANDISK CORP                 NOTE 1.000% 5/1 80004CAC5    7,840  8,000,000 PRN      SOLE                 8,000,000      -    -
SBA COMMUNICATIONS CORP      NOTE 4.000%10/0 78388JAM8    5,844  4,000,000 PRN      SOLE                 4,000,000      -    -
SCRIPPS E W CO OHIO          CL A NEW        811054402   14,305  1,444,915 SH       SOLE                 1,444,915      -    -
SEARCHMEDIA HOLDINGS LTD     SHS             G8005Y106    2,542  1,323,954 SH       SOLE                 1,323,954      -    -
SHERWIN WILLIAMS CO          COM             824348106   53,363    635,345 SH       SOLE                   635,345      -    -
SPDR GOLD TRUST              GOLD SHS        78463V907   12,276     87,800 SH  CALL SOLE                    87,800      -    -
STERLING FINL CORP WASH      COM NEW         859319303   34,491  2,059,140 SH       SOLE                 2,059,140      -    -
TERNIUM SA                   SPON ADR        880890108  147,596  4,106,736 SH       SOLE                 4,106,736      -    -
TRIANGLE PETE CORP           COM NEW         89600B201    2,278    274,472 SH       SOLE                   274,472      -    -
UNIVERSAL AMERICAN CORP      COM             913377107    3,884    169,527 SH       SOLE                   169,527      -    -

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
USEC INC                     COM             90333E908    1,175    267,000 SH  CALL SOLE                   267,000      -    -
USEC INC                     COM             90333E958    1,481    336,700 SH  PUT  SOLE                   336,700      -    -
VIACOM INC NEW               CL B            92553P201  168,721  3,626,853 SH       SOLE                 3,626,853      -    -
WESTERN DIGITAL CORP         COM             958102105    3,539     94,900 SH       SOLE                    94,900      -    -
XEROX CORP                   COM             984121103  175,286 16,458,771 SH       SOLE                16,458,771      -    -
YAHOO INC                    COM             984332106   44,988  2,701,997 SH       SOLE                 2,701,997      -    -


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